Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	NORDSON CORPORATION
Amendment Flag	false
Entity Central Index Key	0000072331
Entity Incorporation, State or Country Code	OH
Entity File Number	000-07977
Entity Tax Identification Number	34-0590250
Entity Address, Address Line One	28601 Clemens Road
Entity Address, City or Town	Westlake
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44145
City Area Code	440
Local Phone Number	892-1580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	NDSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false